Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Receiving Rentals from Lessees	The maturity of the Company’s operating lease obligations is presented below:
Schedule of operating lease obligations Twelve Months Ending December 31,	Operating Lease Amount
	RMB	USD
	(Unaudited)	(Unaudited)
2024 (remaining six months)	543,291	76,232
2025	464,565	65,186
2026	223,563	31,369
2027	-	-
2028	-	-
Total lease payments	1,231,419	172,787
Less: Interest	66,662	9,355
Present value of lease liabilities	1,164,757	163,432